Vessels, Net (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Apr. 22, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 28, 2014 USD ($)	Aug. 29, 2014 USD ($)	Jan. 18, 2014 USD ($)	Jan. 07, 2014 USD ($)
Property Plant And Equipment [Line Items]
Deposits for vessels acquisitions	$ 0		$ 10
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel year built	2011
Vessel type	Container
Capacity per each container in TEU	13,100
Acquisition cost		$ 147,840
Deposits for vessels acquisitions		$ 14,802
YM Unity
Property Plant And Equipment [Line Items]
Vessel year built	2006
Vessel type	Container
Capacity per each container in TEU	8,204
Acquisition cost				$ 59,095
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built	2006
Vessel type	Container
Capacity per each container in TEU	8,204
Acquisition cost					$ 59,092
Navios Sun
Property Plant And Equipment [Line Items]
Vessel year built	2005
Vessel type	Panamax
Vessel capacity in DWT	76,619
Acquisition cost						$ 16,176
Deposits for vessels acquisitions						$ 1,583
Navios La Paix
Property Plant And Equipment [Line Items]
Vessel year built	2014
Vessel type	Ultra Handymax
Vessel capacity in DWT	61,485
Acquisition cost							$ 28,478
Deposits for vessels acquisitions							$ 5,688